Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

October 5, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)

File Nos: 033-48940

 811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 28, 2012, to the Prospectus dated May 1, 2012, for Class A, Class B, Class C and Class M shares of the Forward Extended MarketPlus Fund, Forward Focus Fund, Forward International Small Companies Fund and Forward Small Cap Equity Fund (collectively, the “Funds”). The purpose of the filing is to submit the 497(c) filing dated September 28, 2012 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s Mary Curran
Mary Curran
Secretary